OTHER ASSETS	12 Months Ended
Jun. 30, 2023
OTHER ASSETS.
OTHER ASSETS

NOTE 6 -             OTHER ASSETS

Other assets as of June 30, 2023 and 2022 consisted of:

	June 30, 2023	June 30, 2022
Account receivable	$401,399	$261,852
Advance to suppliers	290,260	—
Deposits receivable	474,640	32,822
Loans receivable	274,129	273,758
Other receivables	32,090	43,213
	$1,472,518	$611,645